Provisions	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions

Note 17 - Provisions

			Dismantling
			and clearing
			of cellular
	Customer	Additional	and other
	claims	legal claims	sites	Total
	NIS	NIS	NIS	NIS

Balance as at January 1, 2018	59	28	47	134

Provisions created in the period	84	15	1	100
Provisions used in the period	(6)	-	(2)	(8)
Provisions cancelled in the period	(3)	(8)	(2)	(13)

Balance as at December 31, 2018	134	35	44	213

Current	134	35	6	175
Non-current	-	-	38	38

Claims

For details of legal claims, see Note 22.